RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNTS DUE FROM RELATED PARTY NET

		As of
		December 31, 2025	June 30, 2026
		US$	US$
Name of related parties	Nature
KLN Group	Receivables from logistics services	1,758,357	1,320,437
Rich Sky Logistics Ltd	Receivables collected on behalf of the Group	612,140	589,078
Rich Sky Logistics Ltd	Reimbursable disbursements advanced on behalf of a related party	287,743	284,700
Kashow Limited	Interest free loan due on demand	341,035	274,223
Caelus Global Strategy Fund SPC	Expenses paid on behalf of the related party	50,959	50,959
KLN Group	Expenses paid on behalf of the related party	28,007	15,556
Chiu Ka Ki	Expenses paid on behalf of the related party	11,365	11,280
Others	Expenses paid on behalf of the related parties and other receivables	22,099	24,490
Less: provision for credit loss (1)		(8,338)	(8,276)
Total		3,103,367	2,562,447

(1)	For the six months ended June 30, 2025 and 2026, the Group did not recognize any reversal of the allowance for credit losses on amounts due from related parties. The provision for credit losses as of June 30, 2026 were consisted of bad debt accrued by Smart Minds Holdings Limited before the Group acquired Smart Minds Holdings Limited.

Amounts due to related parties, current

		As of
		December 31, 2025	June 30, 2026
		US$	US$
Name of related parties	Nature
KLN Group	Accrued services fee	419,167	472,766
KLN Group	Loans due on demand	-	153,022
Caelus Global Strategy Fund SPC	Loans due on demand	136,352	136,352
Choy Yuk Fu	Loans due on demand	-	102,015
Caelus Global Venture 2 Limited	Accrued interest of convertible loans	16,321	99,017
Others	Expenses paid on behalf of the Company and accrued expenses	1,660	55,279
Total		573,500	1,018,451

(1)	The balance represents the interest accrued but not yet paid on the convertible loans. For more details, please refer to Note 11.

Amounts due to related parties, non-current

		As of
		December 31, 2025	June 30, 2026
		US$	US$
Name of related parties	Nature
KLN Group	Pre-completion debt (1)	3,195,044	3,323,817
Total		3,195,044	3,323,817

(1)	The balance of Pre completion debt liability represented the estimated fair value of outstanding debts related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions included in the Company’s financial statements for the fiscal year ended December 31, 2025 for further information about the Group’s acquisition related transactions.

		As of
		December 31, 2024	December 31, 2025
		US$	US$
Name of related parties	Nature
KLN Group	Receivables from logistics services	-	1,758,357
Rich Sky Logistics Ltd	Receivables collected on behalf of the Group	-	612,140
Kashow Limited	Interest free loan due on demand	192,605	341,035
Rich Sky Logistics Ltd	Reimbursable disbursements advanced on behalf of a related party	-	287,743
Caelus Global Strategy Fund SPC	Expenses paid on behalf of the related party	-	50,959
KLN Group	Expenses paid on behalf of the related party	-	28,007
Chiu Ka Ki	Expenses paid on behalf of the related party	-	11,365
Smart Minds Holdings Limited	Investment deposit (1)	617,944	-
Others	Expenses paid on behalf of the related parties and other receivables	2,417	112,430
Less: provision for credit loss (2)		-	(8,338)
Total		812,966	3,103,367

(1)	On June 14, 2024, the Company entered into Share Subscription Agreement with Smart Minds, pursuant to which Smart Minds agreed to issue and allot to the Company, 1,208,342 ordinary shares at a subscription price of US$0.1061 per share. Following the same subscription price of US$0.1061 per share, the Company entered into several Supplemental Share Subscription Agreements with Smart Minds on July 12, October 18 and December 30, 2024, respectively. The investment deposit has been converted to ordinary shares of Smart Minds on General Meeting since November 3, 2025.

(2)	For the years ended December 31, 2024 and 2025, the Group reversal for credit losses of nil and US$13 on amounts due from related parties. The provision for credit losses as of December 31, 2025 were consisted of bad debt accrued by Smart Minds Holdings Limited before the Group acquired Smart Minds Holdings Limited.

Amounts due to related parties, current

		As of
		December 31, 2024	December 31, 2025
		US$	US$
Name of related parties	Nature
KLN Group	Accrued services fee	-	419,167
Caelus Global Strategy Fund SPC	Loans due on demand	-	136,352
Caelus Global Venture 2 Limited	Accrued interest of convertible loans	7,918	16,321
Oceanus Strategic Limited	Accrued service fee	1,230	-
Others	Expenses paid on behalf of the Company and accrued expenses	-	1,660
Total		9,148	573,500

(1)	The balance represents the interest accrued but not yet paid on the convertible loans. For more details, please refer to Note 13.

Amounts due to related parties, non-current

		As of
		December 31, 2024	December 31, 2025
		US$	US$
Name of related parties	Nature
KLN Group	Pre-completion debt (1)	-	3,156,581
Total		-	3,156,581

(1)	The balance of Pre completion debt liability represented the estimated fair value of outstanding debts related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions for further information about the Group’s acquisition related transactions.

SCHEDULE OF SIGNIFICANT RELATED PARTIES, NET

	For the six months ended June 30,
	2025	2026
	US$	US$
Logistics services provided by the Group
KLN Group	-	2,841,789
Others	-	4,330
Total	-	2,846,119

Logistics technology solution services provided by the Group
KLN Group	-	154,738

Transportation, warehouse and other services provided by the related parties
KLN Group	-	609,153
Rich Sky Logistics Ltd	-	471,147
Total	-	1,080,300

Loans to a related party
Kashow Limited	79,315	54,957

Collection of loans from a related party
Kashow Limited	26	89,465

Loans from related parties
KLN Group	-	153,368
Choy Yuk Fu	-	102,245
Total	-	255,613

	For the years ended December 31,
	2024	2025
	US$	US$
Logistics services provided by the Group
KLN Group	-	2,142,662
Others	-	5,501
Total	-	2,148,163

Logistics technology solution services provided by the Group
KLN Group	-	85,459

Transportation, warehouse and other services provided by the related parties
KLN Group	-	283,693
Total	-	283,693

Loans to a related party
Kashow Limited	191,977	107,112

Repayment of loans from a related party
Kashow Limited	-	2,283

Payment of investment deposit
Smart Minds Holdings Limited	615,148	-